Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	finst_SupplementTextBlock	Federated Short-Intermediate Total Return Bond Fund

A Portfolio of Federated Institutional Trust

CLASS A SHARES (TICKER FGCAX)
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)
CLASS R6 SHARES (TICKER SRBRX)

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:
“If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”

Federated Short-Intermediate Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	finst_SupplementTextBlock	Federated Short-Intermediate Total Return Bond Fund

A Portfolio of Federated Institutional Trust

CLASS A SHARES (TICKER FGCAX)
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)
CLASS R6 SHARES (TICKER SRBRX)

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 31, 2016

1. Under the section entitled "Fund Summary Information," please add the following to the end of the "Risk/ReturnSummary: Fees and Expenses" introductory paragraph:
“If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”